Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 4,754	$ 5,653	$ 5,763
Accumulated depreciation	(2,724)	(3,126)	(1,619)
Total property and equipment, net	2,030	2,527	4,144
Lasers
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,151	3,194	3,307
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	812	834	809
Computer Hardware and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	353	353	348
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	209	51	23
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	119	119	119
Automobiles
Property Plant And Equipment [Line Items]
Property and equipment, gross	62	1,054	1,109
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 48	$ 48	$ 48